Document and Entity Information Document	Dec. 13, 2023
Cover [Abstract]
Document Type	8-K
Document Period End Date	Dec. 13, 2023
Entity Registrant Name	DROPBOX, INC.
Entity Central Index Key	0001467623
Amendment Flag	false
Current Fiscal Year End Date	--12-31
Entity Incorporation, State or Country Code	DE
Entity File Number	001-38434
Entity Tax Identification Number	26-0138832
Entity Address, Address Line One	1800 Owens St.
Entity Address, City or Town	San Francisco
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	94158
City Area Code	415
Local Phone Number	857-6800
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Class A Common Stock, par value $0.00001 per share
Trading Symbol	DBX
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false